COMMITMENTS AND CONTINGENCIES (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 MTS OJSC	Dec. 31, 2011 MTS OJSC	Sep. 30, 2011 MTS OJSC	Dec. 31, 2010 MTS OJSC	Aug. 31, 2012 MTS Ukraine Litigation in Ukraine item
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3 years
Tax audit and assessment
Additional taxes, penalties and fines payable				253.4			353.9
Decrease in amount of additional taxes, penalties and fines payable						173.9
Amount of appeal filed by the entity					84.2
Remaining amount of additional taxes, penalties and fines payable						180.0
Number of Group trademarks for which claim regarding dismissal of international registration is received								4
Provision Accrued for Taxes	2,278	804
Accrual for unrecognized income tax benefits, potential penalties and interest	518	321	526